Accounts payable and accrued liabilities (Details)	6 Months Ended
	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Accounts payable and accrued liabilities
Trade payables	$ 805,613	$ 562,352	$ 1,628,143
Accrued liabilities	12,019	125,951	162,557
Provisions	40,926	66,899
Total	858,558	$ 755,202	$ 1,790,700	$ 1,790,700	$ 131,642
Share settled issuance costs	$ 93,750